LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Feb. 28, 2021
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Loan to employees	$ 566	$ 3,700
Loan receivable		36,012
Other non-current assets	4,852	17,982
Long-term prepayments and other non-current assets	$ 5,418	$ 57,694